Operating Profit - Summary of Information About Profit Loss (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Employee costs (Note 9)	£ 9,122,000,000	£ 8,212,000,000	£ 8,030,000,000
Advertising	1,351,000,000	1,265,000,000	1,059,000,000
Distribution costs	405,000,000	395,000,000	376,000,000
Depreciation of property, plant and equipment	988,000,000	978,000,000	892,000,000
Impairment of property, plant and equipment, net of reversals	327,000,000	180,000,000	346,000,000
Amortisation of intangible assets	934,000,000	796,000,000	738,000,000
Impairment of intangible assets, net of reversals	690,000,000	22,000,000	217,000,000
Net foreign exchange losses	215,000,000	53,000,000	47,000,000
Inventories:
Cost of inventories included in cost of sales	8,526,000,000	8,093,000,000	7,602,000,000
Write-down of inventories	701,000,000	533,000,000	488,000,000
Reversal of prior year write-down of inventories	(352,000,000)	(145,000,000)	(65,000,000)
Operating lease rentals:
Minimum lease payments	110,000,000	91,000,000	101,000,000
Contingent rents	4,000,000	4,000,000	8,000,000
Sub-lease payments	5,000,000	4,000,000	7,000,000
Fees payable to the company's auditor and its associates in relation to the Group	£ 29,200,000	£ 29,700,000	£ 33,100,000